Schedule of Investments
as of September 30, 2024 (Unaudited)
The New Germany Fund, Inc.
Shares Value ($)
Germany 92.3%
Common Stocks 88.3%
Aerospace & Defense 1.9%
Hensoldt AG 100,000 3,287,147
Chemicals 4.7%
Covestro AG 144A* 27,212 1,698,515
Evonik Industries AG 140,000 3,280,452
LANXESS AG 47,500 1,504,154
Wacker Chemie AG 16,000 1,581,758
8,064,879
Commercial Services & Supplies 2.8%
Bilfinger SE 87,157 4,706,889
Consumer Staples Distribution & Retail 0.7%
HelloFresh SE* † 114,000 1,169,742
Diversified Telecommunication Services 1.3%
United Internet AG (Registered) 109,992 2,266,806
Electrical Equipment 0.6%
Nordex SE* † 64,000 994,044
Electronic Equipment, Instruments & Components 0.5%
Jenoptik AG 28,500 877,688
Entertainment 2.9%
CTS Eventim AG & Co. KGaA 47,000 4,895,517
Financial Services 0.3%
GRENKE AG† 19,852 530,513
Ground Transportation 0.6%
Sixt SE† 15,000 1,097,947
Health Care Equipment & Supplies 3.1%
Carl Zeiss Meditec AG 46,342 3,679,053
Eckert & Ziegler SE 30,000 1,500,974
5,180,027
Health Care Providers & Services 2.2%
Fresenius Medical Care AG 90,000 3,835,116
Hotels, Restaurants & Leisure 6.5%
Delivery Hero SE ''A'' 144A* 166,000 6,708,770
TUI AG* 580,000 4,426,602
11,135,372
Insurance 2.9%
Talanx AG 58,000 4,892,560

Shares Value ($)
Interactive Media & Services 4.3%
Scout24 SE 144A 85,000 7,326,622
IT Services 4.5%
Bechtle AG 69,000 3,088,847
GFT Technologies SE 37,497 979,036
IONOS Group SE* 143,000 3,574,131
7,642,014
Life Sciences Tools & Services 2.1%
Evotec SE* † 81,130 581,622
Gerresheimer AG 34,000 3,034,976
3,616,598
Machinery 19.6%
Deutz AG 504,580 2,532,421
Duerr AG 106,000 2,609,142
GEA Group AG 125,000 6,131,321
KION Group AG 60,000 2,363,934
Knorr- Bremse AG 88,000 7,840,503
Krones AG 32,000 4,606,022
Rational AG 1,140 1,163,891
RENK Group AG 109,000 2,700,013
Stabilus SE 14,587 597,336
Vossloh AG 52,640 2,878,050
33,422,633
Media 2.3%
Stroeer SE & Co. KGaA 60,057 3,849,817
Metals & Mining 1.3%
Aurubis AG† 15,700 1,153,564
thyssenkrupp AG 278,000 1,077,919
2,231,483
Passenger Airlines 2.9%
Deutsche Lufthansa AG (Registered) 664,089 4,875,718
Professional Services 0.4%
Amadeus Fire AG 7,400 763,765
Real Estate Management & Development 6.2%
LEG Immobilien SE 64,000 6,696,942
PATRIZIA SE 52,822 525,734
TAG Immobilien AG* 180,000 3,336,019
10,558,695
Semiconductors & Semiconductor Equipment 2.4%
AIXTRON SE† 79,000 1,406,405
Elmos Semiconductor SE† 20,000 1,475,087
Siltronic AG† 15,000 1,143,974
4,025,466

Shares Value ($)
Software 2.9%
Nemetschek SE 36,000 3,735,698
TeamViewer SE 144A* 97,908 1,247,586
4,983,284
Specialty Retail 2.6%
Auto1 Group SE 144A* 100,000 1,132,537
Fielmann Group AG 62,000 3,209,934
4,342,471
Textiles, Apparel & Luxury Goods 3.6%
HUGO BOSS AG† 51,000 2,338,259
Puma SE 90,000 3,765,825
6,104,084
Transportation Infrastructure 0.7%
Fraport AG Frankfurt Airport Services Worldwide* † 20,000 1,116,916
Wireless Telecommunication Services 1.5%
1&1 AG 19,578 298,404
Freenet AG 78,000 2,325,506
2,623,910
Total Common Stocks (Cost $145,263,190) 150,417,723
Preferred Stocks 4.0%
Chemicals 2.0%
FUCHS SE 70,500 3,428,173
Machinery 2.0%
Jungheinrich AG 116,000 3,502,451
Total Preferred Stocks (Cost $5,428,048) 6,930,624
Total Germany (Cost $150,691,238) 157,348,347
Netherlands 3.7%
Common Stocks
Consumer Staples Distribution & Retail 3.7%
Redcare Pharmacy NV 144A* † (Cost $4,085,408) 44,000
6,362,738
Luxembourg 1.6%
Common Stocks
Commercial Services & Supplies 1.1%
Befesa SA 144A 67,000 1,943,724
Media 0.5%
RTL Group SA† 22,873 777,135
Total Luxembourg (Cost $4,572,785) 2,720,859

Shares Value ($)
Securities Lending Collateral 8.7%
DWS Government & Agency Securities Portfolio ''DWS
Government Cash Institutional Shares'', 4.82%
(Cost $14,853,829) (a) (b) 14,853,829 14,853,829
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.93%
(Cost $3,102,795) (b) 3,102,795 3,102,795
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $177,306,055) 108.1 184,388,568
Other Assets and Liabilities, Net
(8.1) (13,833,540)
Net Assets
100.0 170,555,028
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
September 30, 2024 are as follows:
Net
Change
Value ($) at
12/31/2023
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
9/30/2024
Value ($)
at
9/30/2024
Securities Lending Collateral 8.7%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 4.82%
(a) (b)
5,067,060 9,786,769 (c) – – – 15,152 – 14,853,829 14,853,829
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.93% (b)
527,370 24,470,331 21,894,906 – – 52,579 – 3,102,795 3,102,795
5,594,430 34,257,100 21,894,906 – – 67,731 – 17,956,624 17,956,624

Securities are listed in the country of domicile. For purposes of the Fund’s investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund’s Statement of Investment Objectives,
Policies and Investment Restrictions.
( d ) See Schedule of Investments for additional detailed categorizations .
* Non-income producing security.
† All or a portion of these securities were on loan. The value of all securities loaned at
September 30, 2024 amounted to $13,810,021, which is 8.1% of net assets.
(a) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.
144A: Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the
Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (d)
Germany $ 157,348,347 $ — $ — $ 157,348,347
Netherlands 6,362,738 — — 6,362,738
Luxembourg 2,720,859 — — 2,720,859
Short-Term Instruments (d) 17,956,624 — — 17,956,624
Total $ 184,388,568 $ — $ — $ 184,388,568

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from
fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
The shares of most closed-end funds, including the Fund, are not continuously offered.
Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. , which offers investment products , or DWS Investment
Management Americas Inc. and RREEF America L.L.C. , which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
NGF-PH3
R-080548-2 (1/25)